Financial risk management - Liquidity Risk - Estimated future cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	$ 2,882,255	$ 2,731,723
Minimum
Maturity analysis of financial instruments
Cash flow projection period for liquidity measurement and monitoring	12 months
Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 1,886,578	1,870,735
Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	34,384
Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	21,818	14,222
Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	414,080	387,225
Confirming payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	82,770	70,411
Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	58,919	58,166
Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	6,662	663
Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	834	1,580
Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	337,277	287,075
Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	38,933	41,646
Less than 1 year
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	696,969	630,775
Less than 1 year | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	91,511	91,890
Less than 1 year | Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	17,903
Less than 1 year | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	8,272	8,663
Less than 1 year | Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	414,080	387,225
Less than 1 year | Confirming payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	82,770	70,411
Less than 1 year | Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	58,919	58,166
Less than 1 year | Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	6,662	663
Less than 1 year | Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows		63
Less than 1 year | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	15,406	12,283
Less than 1 year | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,446	1,411
Between 1 and 3 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	395,660	310,920
Between 1 and 3 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	342,095	261,186
Between 1 and 3 years | Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	16,361
Between 1 and 3 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	6,918	4,954
Between 1 and 3 years | Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	834	1,517
Between 1 and 3 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	26,275	40,171
Between 1 and 3 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	3,177	3,092
Between 3 and 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	681,434	660,609
Between 3 and 5 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	610,750	619,958
Between 3 and 5 years | Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	120
Between 3 and 5 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	6,577	605
Between 3 and 5 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	60,406	36,561
Between 3 and 5 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	3,581	3,485
Later than 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	1,108,192	1,129,420
Later than 5 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	842,222	897,701
Later than 5 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	51
Later than 5 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	235,190	198,061
Later than 5 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 30,729	$ 33,658